Derivative Financial Instruments and Hedge Accounting - Schedule of Hedges of Net Investments in Foreign Operations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Foreign exchange forward contracts [member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 3,626,636	¥ 3,479,863
Carrying amounts, Assets	34,176	18,991
Carrying amounts, Liabilities	110,254	306,775
Change in value used for calculating hedge ineffectiveness	(14,745)	(340,765)
Foreign currency denominated financial liabilities [member] | Debt securities, borrowed money, deposits [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	212,580	329,985
Carrying amounts, Assets	0
Carrying amounts, Liabilities	212,580	329,985
Change in value used for calculating hedge ineffectiveness	¥ 2,558	¥ (39,012)